 -----------------------------------------------------------------------------------------------------------------------------------------
PCJ PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------
                                                        PERCENT       YEARS
                                                        OF NET          TO           PRINCIPAL          MARKET
SECURITY (Note A)                                       ASSETS       MATURITY         AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND
     AGENCY OBLIGATIONS:

Maturity of 1 - 5 years:                                   36.2%

     Federal Home Loan Bank Notes,
         5.270%, due 02-26-02                                           1.25             1,000,000     $    993,750
     Federal Home Loan Bank Notes,
         6.670%, due 05-29-02                                           1.50             1,000,000        1,001,875
     Federal Home Loan Bank Notes,
         7.000%, due 08-07-02                                           1.75             1,000,000        1,000,625
     U.S. Treasury Notes,
         6.250%, due 08-31-02                                           1.75             2,750,000        2,792,111
     Federal Home Loan Bank Notes,
         6.380%, due 10-18-04                                           3.75             1,000,000        1,021,972
                                                                                                   ------------------
                                                                                                   ------------------

                                                                                                          6,810,333
                                                                                                   ------------------

Maturity of 5 - 10 years:                                  10.6

     Federal Nat'l. Mortgage Assoc. Notes,
         6.650%, due 03-08-06                                           5.25             1,000,000        1,000,166
     Federal Nat'l. Mortgage Assoc. Notes,
         6.860%, due 10-16-07                                           6.75             1,000,000        1,000,667
                                                                                                   ------------------
                                                                                                   ------------------

                                                                                                          2,000,833
                                                                                                   ------------------
                                                                                                   ------------------

Maturity of 10 - 20 years -                                 4.4

     Student Loan Marketing Assoc. Notes,
         7.300%, due 08-01-12                                          11.75               750,000          821,953

TOTAL U.S. GOVERNMENT AND
     AGENCY OBLIGATIONS
                                                     --------------                                ------------------
                                                     --------------                                ------------------

     (Cost $9,560,574)                                     51.2%                                         $9,633,119
                                                     --------------                                ------------------

See notes to financial statements.

PCJ PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------
                                                        PERCENT       YEARS
                                                        OF NET          TO           PRINCIPAL          MARKET
SECURITY (Note A)                                       ASSETS       MATURITY         AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------

TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of less than 1 year:                               0.5%

     New York, NY Taxable Bond,
         10.000%, due 08-01-01                                          0.75               100,000   $      102,288

Maturity of 1 - 5 years:                                    5.9

     Ohio Taxable Development Assistance
         Bonds, 6.820%, due 04-01-03                                    2.25               500,000          506,160
     Philadelphia, PA Industrial Development
         Bonds, 6.488%, due 06-15-04                                    3.50               291,848          291,997
     Rome, NY Hsg. Dev. Corp. Taxable Bonds,
         6.500%, due 01-01-05                                           4.00               305,000          306,382
                                                                                                   ------------------
                                                                                                   ------------------

                                                                                                          1,104,539
                                                                                                   ------------------

Maturity of 5 - 10 years:                                  15.0

     Cleveland, OH Airport Taxable Bonds,
         6.490%, due 01-01-06                                           5.00               365,000          366,850
     Pittsburgh, PA Conv. Bonds,
         0.000%, due 03-01-07                                           6.25               705,000          475,889
     Chicago Heights, IL Taxable Bonds,
         7.350%, due 12-01-07                                           7.00               170,000          179,197
     Oklahoma City, OK Airport Taxable Bonds,
         6.950%, due 07-01-08                                           7.50               475,000          485,840
     Dayton, OH Taxable Housing Improvement
         Bonds, 6.250%, due 11-01-08                                    8.00               140,000          136,522
     Scranton, PA U. S. Govt. Gtd. Notes,
         7.720%, due 08-01-09                                           8.75               285,000          291,133
     Texas State Water Finl. Assistance Taxable
         Bonds, 6.550%, due 08-01-09                                    8.75               400,000          397,124
     Dayton, OH Econ. Dev. Bonds,
         6.380%, due 12-01-09                                           9.00               500,000          489,020
                                                                                                   ------------------

                                                                                                      $   2,821,575
                                                                                                   ------------------

See notes to financial statements.

PCJ PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------
                                                        PERCENT       YEARS
                                                        OF NET          TO           PRINCIPAL          MARKET
SECURITY (Note A)                                       ASSETS       MATURITY         AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------

TAXABLE MUNICIPAL OBLIGATIONS (Continued):

Maturity of 10 - 20 years:                                 16.3%

     Mississippi State GO Taxable Bonds,
         6.750%, due 11-01-12                                          12.00               300,000     $    298,515
     Denver, CO School Dist. Taxable  Bonds,
         6.940%, due 12-15-12                                          12.00               500,000          503,210
     New York City Taxable Bonds,
         9.000%, due 02-01-13                                          12.25                50,000           51,570
     St Cloud, MN Taxable Bonds,
         6.700%, due 02-01-13                                          12.25                70,000           69,084
     Dayton, OH Taxable Bonds,
         6.500%, due 11-01-13                                          13.00               250,000          243,408
     Sacramento, CA Redev. Agency Taxable
         Bonds, 6.375%, due 11-01-13                                   13.00               200,000          191,396
     Jackson Cnty., MS GO Taxable Bonds,
         8.250%, due 03-01-14                                          13.25               135,000          144,559
     Jackson Cnty., MS GO Taxable Bonds,
         8.250%, due 03-01-15                                          14.25               210,000          224,870
     Ohio State Taxable Bonds,
         7.600%, due 10-01-16                                          15.75               750,000          802,830
     Palmdale, CA Redev. Taxable Bonds,
         7.900%, due 09-01-17                                          16.75               225,000          249,187
     California Housing Finance Agency Rev
         Bonds, 7.200%, due 08-01-19                                   18.75               300,000          300,000
                                                                                                   ------------------

                                                                                                          3,078,629
                                                     --------------                                ------------------
                                                     --------------

TOTAL TAXABLE MUNICIPAL OBLIGATIONS
     (Cost $7,144,805)                                     37.7%                                      $   7,107,031
                                                     --------------                                ------------------

See notes to financial statements.
PCJ PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------
                                                        PERCENT       YEARS
                                                        OF NET          TO           PRINCIPAL          MARKET
SECURITY (Note A)                                       ASSETS       MATURITY         AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------

U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year:                               2.7%

     American Express Credit Corp.
         Notes, 6.125%, due 11-15-01                                     .75               500,000   $      500,059

Maturity of 1 - 5 years:                                    2.7

     Lehman Brothers Holdings Inc.
         Notes, 7.250%, due 10-15-03                                    2.75               500,000          506,645

Maturity of 10 - 20 years:                                  3.8

     Ford Motor Credit Co. Notes,
         7.125%, due 07-16-12                                          11.50               750,000          727,164

                                                     --------------                                ------------------
                                                     --------------                                ------------------

TOTAL U.S. CORPORATE OBLIGATIONS
     (Cost $1,726,635)                                      9.2                                           1,733,868
                                                     --------------                                ------------------

TOTAL U.S. GOVERNMENT AND AGENCY,
     TAXABLE MUNICIPAL, AND U.S.
     CORPORATE OBLIGATIONS
     (Cost $18,432,014)                                    98.1                                          18,474,018
                                                     --------------                                ------------------

SHORT-TERM OBLIGATIONS:                                     0.3
     Star Treasury Fund                                                                                       4,580
     Star Federal Prime Obligations                                                                          50,000

                                                                                                   ------------------

TOTAL SHORT-TERM OBLIGATIONS
     (Cost $54,580)                                                                                          54,580
                                                                                                   ------------------

                                                     --------------
                                                     --------------
TOTAL INVESTMENTS
     (Cost $18,486,594) (1)                                98.4%                                       $ 18,528,598
                                                     ==============                                ==================

(1)   Represents cost for federal income tax
purposes and
      differs from market value by net unrealized
         appreciation.    (See Note
D)

See notes to financial statements.

PCJ PRESERVATION FUND
----------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments in securities, at market value                                                        $18,528,598
         (Cost basis - $18,486,594) (Notes A, D , E)
Receivables - Interest                                                                                325,943

                                                                                             ------------------
Total assets                                                                                       18,854,541

LIABILITIES - Accrued expenses (Note B)                                                               (15,999)
                                                                                             ------------------

NET ASSETS                                                                                        $18,838,542
                                                                                             ==================

SHARES OUTSTANDING (Unlimited authorization - no par value):
         Beginning of year                                                                          1,868,000
         Net decrease (Note C)                                                                       (136,380)
                                                                                             ------------------

         End of year                                                                                1,731,620
                                                                                             ==================

NET ASSET VALUE, offering price and redemption price per share                                   $
                                                                                                     10.88
                                                                                             ==================

NET ASSETS CONSIST OF:
         Paid in capital                                                                          $18,981,593
         Net unrealized appreciation                                                                   42,004
             Accumulated net realized loss                                                           (185,055)
                                                                                             ------------------

         Net Assets                                                                               $18,838,542
                                                                                             ==================

See notes to financial statements.

PCJ PRESERVATION FUND
---------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME - Interest (Note A)                                                           $  1,228,692
                                                                                             ------------------

EXPENSES (Note B):
         Investment advisory fee                                                                      96,249
         Management fee                                                                               96,248
                                                                                             ------------------

Total expenses                                                                                       192,497
                                                                                             ------------------

NET INVESTMENT INCOME                                                                              1,036,195
                                                                                             ------------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (Note D , E):
         Net realized loss on investments                                                           (185,055)
         Change in unrealized appreciation/(depreciation) of investments                             863,445
                                                                                             ------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                                               678,390
                                                                                             ------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                                     $   1,714,585
                                                                                             ==================

See notes to financial statements.
PCJ PRESERVATION FUND
----------------------

STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------

                                                                               For The Years Ended December 31,

                                                                                 2000                    1999
                                                                          -------------------------------------------

INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
       Net investment income                                                $    1,036,195           $    1,070,795
       Net realized gain (loss) on investments                                    (185,055)                 115,476
       Change in unrealized appreciation/(depreciation) of investments             863,445               (1,457,066)
                                                                          -------------------      ------------------
                                                                                                   ------------------

Net increase/(decrease) in net assets from operations                            1,714,585                 (270,795)

DIVIDENDS TO SHAREHOLDERS (Note A):
       Dividends from net investment income                                     (1,036,195)              (1,070,795)
       Dividends from net realized gain on investments                                                     (115,476)
       Return of capital                                                           (24,707)
                                                                          -------------------      ------------------
                                                                                                   ------------------

Net decrease in net assets from dividends to shareholders                       (1,060,902)              (1,186,271)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS (Note C)                                                           (1,499,415)               1,289,461
                                                                          -------------------      ------------------
                                                                                                   ------------------

Total decrease in net assets                                                      (845,732)                (167,605)

NET ASSETS:
       Beginning of year                                                        19,684,274               19,851,879
                                                                          -------------------      ------------------
                                                                                                   ------------------

       End of year                                                            $ 18,838,542             $ 19,684,274
                                                                          ===================      ==================
                                                                                                   ==================

See notes to financial statements.

PCJ PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     PCJ Preservation  Fund (the "Fund")  commenced  operations on April 30, 1985, as a "no-load,  open-end,  diversified"
     investment company.  It is organized as an Ohio business  trust and is registered  under the  Investment  Company Act of 1940.
     The investment objective of the Fund is preservation of capital through investment in fixed-income obligations.

     The  preparation of financial  statements in conformity  with  accounting  principles  generally  accepted in the United States of America  requires  management to make  estimates or assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

     (1) Security  Valuations -  Investments  in  securities for which quotations are readily  available  are valued on the basis of quotations  from dealers or an  independent  pricing  service  with  consideration  of such  factors as yield, coupon rate, maturity,  type of issue and other market information.  All other securities are valued using established  procedures which involve approximating the yield-to-maturity of similar securities traded on a national exchange.

     (2) Federal  Income  Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and net realized  gains on  security  transactions.  Accordingly,  no provision  for  federal  income  taxes  has been  made in the accompanying financial statements.

     (3) Other - Security transactions are accounted  for on the date the  securities  are  purchased  or sold,  (trade  date).  All premiums and discounts are amortized or accreted for financial and tax reporting purposes as required by Federal Income Tax regulations.  Realized  gains  and  losses on sales are  determined  using the first-in,  first-out  method.  Dividends  to shareholders  from net investment income and net realized capital gains are declared and paid annually.  Interest income is accrued daily.

B. INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT

     The Fund has an investment advisory agreement with Parker, Carlson , Johnson, Inc. (the "Advisor"), wherein the Fund pays the
     Advisor a monthly advisory fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund.  Investment advisory fees were $96,249 for the year ended December 31, 2000.

     The Fund has a management agreement with PCJ Service Corp.,(the "Service Corp."), which is wholly owned by the shareholders of the Advisor.  The Fund pays Service Corp.for the overall  management of the Fund's  business affairs, exclusive of the services provided by the Advisor, and functions as the Fund's transfer and dividend disbursing agent.  Service Corp.pays all expenses of the Fund (with certain  exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $96,248 for the year ended December 31, 2000.

     The Fund's shareholders have adopted a Distribution Expense Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company
     Act of 1940.  This Plan authorizes payments under the investment  advisory agreement and management agreement described above which might be deemed to be expenses primarily intended to result in the sale of Fund shares.  No other payments are authorized under the Plan.

     Certain officers and trustees of the Fund are officers and directors, or both, of the Advisor and of Service Corp.

PCJ PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS - (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------

C.  CAPITAL SHARE TRANSACTIONS                       For the Year Ended                  For the Year Ended
                                                     December 31, 2000                    December 31, 1999

                                            -------------------------------------------------------------------------

    Shares sold                                     69,988          $  754,466          293,839        $  3,314,125
    Shares issued in reinvestment of                97,669           1,060,902          112,574           1,186,271
      dividends
                                            ----------------- ------------------------------------ ------------------
                                                                                 ----------------- ------------------

                                                   167,657           1,815,368          406,413           4,500,396
    Shares redeemed                               (304,037)         (3,314,783)        (284,688)         (3,210,935)
                                                                                 ----------------- ------------------
                                            ----------------- ------------------------------------ ------------------

    Net increase (decrease)                       (136,380)      $  (1,499,415)         121,725        $  1,289,461
                                            ================= ==================================== ==================

D. INVESTMENT TRANSACTIONS

     Securities  purchased and sold (excluding  short-term obligations and long-term U.S. Government securities) for the year ended
     December 31, 2000, aggregated $202,568 and $244,769, respectively.  Purchases and sales of long-term U.S. Government Securities for the year ended December 31, 2000, aggregated $6,435,625 and $7,715,368, respectively.

     At December 31,2000, gross unrealized appreciation on investments was $156,621 and gross unrealized depreciation on investments
     was    $114,617    for   a    net    unrealized   appreciation  of   $42,004   for   financial   reporting    and    federal
     income tax purposes.

E. ADOPTION OF NEW ACCOUNTING PRINCIPLE

     The Fund will adopt the provisions of the AICPA Audit and  Accounting  Guide for Investment  Companies,  as revised,  effective for fiscal  years  beginning  after  December  15,  2000.  As required,  the Fund will begin  amortizing  discounts on debt securities effective  January 1, 2001.  Prior to this date,  the Fund did not  amortize  discounts  on debt  securities  as an adjustment  of interest income,  except at maturity or sale. The cumulative  effect of this accounting change will have no impact on the total net assets of the Fund,  but will result in a $65,858  increase  to cost of securities and a  corresponding
     $65,858  decrease in net unrealized appreciation, based on securities held as of December 31, 2000.

PCJ PRESERVATION FUND
----------------------

FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------

Selected Data for Each Share of Capital                          For The Years Ended December 31,

Stock Outstanding Throughout the Year             2000           1999          1998          1997           1996
                                              -----------------------------------------------------------------------

Net asset value-beginning of year                 $10.54         $11.37        $11.14        $10.97         $11.32
                                              -------------- ------------- ---------------------------- -------------

Income from investment operations:
     Net investment income                          0.63           0.61          0.57          0.64           0.62
     Net realized and unrealized
       gain/(loss) on securities                    0.35          (0.76)         0.36          0.17          (0.31)
                                              -------------- ------------- ---------------------------- -------------
Total from investment operations                    0.98          (0.15)         0.93          0.81           0.31
                                              -------------- ------------- ---------------------------- -------------

Less dividends:
     From net investment income                    (0.63)         (0.61)        (0.57)        (0.64)         (0.62)
     From net realized gain
       on investments                              (0.00)         (0.07)        (0.13)        (0.00)         (0.04)
     From return of capital                        (0.01)
                                              -------------- ------------- ---------------------------- -------------
Total dividends                                    (0.64)         (0.68)        (0.70)        (0.64)         (0.66)
                                              -------------- ------------- ---------------------------- -------------

Net asset value-end of year                       $10.88         $10.54        $11.37        $11.14         $10.97
                                              ============== ============= ============================ =============

Total return                                        9.35%         (1.32%)        8.35%         7.38%          2.75%

Ratios to average net assets
     Expenses                                       1.00%          1.00%         1.00%         1.00%          1.00%
     Net investment income                          5.40%          5.37%         5.25%         5.62%          5.38%

Portfolio turnover rate                            35.10%         36.25%        44.50%        31.39%         28.66%

Net assets at end of year (000's)                 $18,839        $19,684       $19,852       $16,071        $16,151

See notes to financial statements.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of
PCJ Preservation Fund

We have audited the accompanying statement of assets and liabilities of PCJ Preservation Fund (the "Fund"), including the schedule of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Fund's custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PCJ Preservation Fund as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE and TOUCHE LLP

January 26, 2001
Dayton, Ohio